Summary of Significant Accounting Policies (Details 4)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Sales [Member] | Customer A [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage	33.00%
Net Sales [Member] | Customer B [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage	12.00%
Net Sales [Member] | Customer C [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage	12.00%
Net Sales [Member] | Customer D [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage		26.00%	81.00%
Net Sales [Member] | Customer E [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage		26.00%
Net Sales [Member] | Customer F [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage		25.00%
Net Sales [Member] | Customer G [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage		14.00%
Net Sales [Member] | Customer H [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage			14.00%
Trade Receivables [Member] | Customer B [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage	15.00%
Trade Receivables [Member] | Customer D [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage		23.00%
Trade Receivables [Member] | Customer E [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage	31.00%	24.00%
Trade Receivables [Member] | Customer F [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage	29.00%	24.00%
Trade Receivables [Member] | Customer G [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage		13.00%
Trade Receivables [Member] | Customer H [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage		12.00%
Trade Receivables [Member] | Customer I [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage	12.00%